Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 95.2%
Alabama — 0.0%
$ 1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26(a) ......... $ 1,502,383
Arizona — 0.8%
5,000,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5.00%, 07/01/32 ........... 5,752,593
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 1,253,510
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/29 ........... 5,355,894
2,005,000 City of Phoenix School Improvements
GO, Series B,
4.41%, 07/01/28 ........... 2,012,233
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/33 ........... 4,125,318
6,810,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series A,
5.00%, 01/01/43 ........... 7,512,954
2,000,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series B,
5.00%, 01/01/43 ........... 2,237,080
5,250,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/25 ........... 5,352,093
33,601,675
California — 6.4%
10,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/36 ........... 11,611,395
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/32 ........... 5,156,184
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/26 ........... 1,543,988
Principal
Amount Value
California (continued)
$ 2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/27 ........... $ 2,344,685
10,000,000 County of Santa Clara GO, Series C,
4.30%, 08/01/27 ........... 10,029,633
10,000,000 County of Santa Clara GO, Series C,
4.33%, 08/01/29 ........... 10,050,685
6,200,000 Los Angeles Community College
District University & College
Improvements GO, Series A-2,
5.50%, 08/01/24 ........... 6,200,000
4,325,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... 4,502,476
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 5,328,533
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series B,
5.00%, 07/01/36 ........... 5,928,982
6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 6,337,649
18,115,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series C,
5.00%, 05/01/30 ........... 19,498,345
11,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Bonds, Series A,
4.66%, 10/01/27 ........... 11,054,168
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,523,743
14,000,000 State of California Current Refunding
GO,
5.00%, 12/01/25 ........... 14,394,723
10,000,000 State of California Current Refunding
GO,
5.00%, 12/01/27 ........... 10,693,440
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 11,268,110
9,500,000 State of California Current Refunding
GO,
5.00%, 04/01/27 ........... 10,026,348

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
California (continued)
$ 15,000,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... $ 17,280,542
11,250,000 State of California Public
Improvements GO,
5.00%, 09/01/25 ........... 11,507,250
8,500,000 State of California Public
Improvements GO,
5.00%, 09/01/26 ........... 8,867,289
5,000,000 State of California Public
Improvements GO,
5.00%, 09/01/31 ........... 5,695,955
3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... 3,033,222
5,715,000 State of California Public
Improvements GO,
5.00%, 10/01/27 ........... 5,915,553
8,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 8,023,769
10,000,000 State of California School
Improvements GO,
1.75%, 11/01/30 ........... 8,575,809
15,000,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/25 ........... 15,343,001
15,000,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/26 ........... 15,648,158
4,100,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/27 ........... 4,363,552
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 11,561,702
266,308,889
Colorado — 1.3%
3,225,000 Adams & Arapahoe Joint School
District 28J Aurora Current
Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 3,245,327
11,590,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 11/15/27 ........... 12,121,783
6,175,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 11/15/36 ........... 6,729,934
Principal
Amount Value
Colorado (continued)
$ 11,220,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 12/01/28 ........... $ 11,888,854
10,000,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 12/01/32 ........... 10,476,235
2,225,000 City & County of Denver Co. Airport
System Revenue Bonds, Series C,
5.00%, 11/15/27 ........... 2,369,826
1,000,000 Colorado Health Facilities Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 11/15/39 ........... 1,129,669
3,500,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/15/37 ........... 3,912,814
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%, 11/01/24 ........... 2,069,802
53,944,244
Connecticut — 3.0%
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(b) ......... 5,362,230
11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... 11,896,447
11,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series X-2,
5.00%, 07/01/37(c) ......... 12,972,852
1,000,000 Metropolitan District Refunding Notes
GO,
5.00%, 03/01/25 ........... 1,001,647
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 6,006,730
7,000,000 State of Connecticut Current
Refunding GO, Series B,
5.00%, 08/01/24 ........... 7,000,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 2,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/24 ........... $ 2,004,768
10,000,000 State of Connecticut GO, Series A,
5.50%, 05/01/25 ........... 10,023,837
4,715,000 State of Connecticut GO, Series A,
5.38%, 05/01/27 ........... 4,816,346
2,160,000 State of Connecticut GO, Series A,
4.88%, 05/01/34 ........... 2,180,081
6,295,000 State of Connecticut GO, Series D,
5.00%, 07/15/26 ........... 6,552,355
9,345,000 State of Connecticut Public
Improvements GO, Series A,
5.00%, 01/15/26 ........... 9,622,694
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3.85%, 09/15/27 ........... 5,890,043
6,775,000 State of Connecticut Special Tax
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 7,554,639
10,000,000 State of Connecticut Special Tax
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/35 ........... 10,591,778
11,400,000 State of Connecticut Special Tax
Revenue Bonds, Series B,
5.00%, 10/01/35 ........... 12,158,271
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%, 09/01/24 ........... 1,902,818
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... 5,006,182
122,543,718
Delaware — 2.3%
2,000,000 Delaware River & Bay Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/25 ........... 2,015,952
1,665,000 Delaware River & Bay Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/26 ........... 1,712,650
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 10/01/45 ........... 10,411,248
Principal
Amount Value
Delaware (continued)
$ 9,430,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... $ 10,183,946
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 7,188,037
2,240,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/35 ........... 2,566,646
7,895,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/31 ........... 8,933,537
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,225,031
3,620,000 State of Delaware Current Refunding
GO, Series B,
5.00%, 07/01/26 ........... 3,767,713
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 10,913,279
9,650,000 State of Delaware Public Facilities GO,
5.00%, 02/01/26 ........... 9,957,259
9,005,000 State of Delaware Public
Improvements GO, Series A,
5.00%, 05/01/26 ........... 9,339,827
7,500,000 State of Delaware Public
Improvements GO, Series A,
5.00%, 05/01/37 ........... 8,826,996
94,042,121
District of Columbia — 2.4%
3,660,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5.00%, 12/01/26 ........... 3,834,960
8,800,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/01/26 ........... 9,088,534
3,500,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series B,
5.00%, 10/01/27 ........... 3,728,554
4,280,000 District of Columbia Income Tax
Revenue Bonds, Series A,
5.00%, 05/01/43 ........... 4,763,352

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 5,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/34 ........... $ 5,728,857
4,500,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/36 ........... 5,125,620
10,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/47 ........... 10,911,392
7,185,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.81%, 07/01/30 ........... 6,994,269
6,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.86%, 07/01/31 ........... 5,809,886
2,000,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 10/01/26 ........... 2,088,601
2,565,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 10/01/34 ........... 3,031,596
5,000,000 Metropolitan Washington Airports
Authority Aviation Current
Refunding Revenue Bonds,
5.00%, 10/01/25 ........... 5,091,360
8,875,000 Metropolitan Washington Airports
Authority Aviation Current
Refunding Revenue Bonds, Series
A,
5.00%, 10/01/24 ........... 8,896,438
2,850,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 2,944,543
3,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/27 ........... 3,132,677
3,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/28 ........... 3,700,798
Principal
Amount Value
District of Columbia (continued)
$ 2,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/29 ........... $ 2,666,621
2,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/30 ........... 2,695,628
10,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/31 ........... 10,888,542
101,122,228
Florida — 1.4%
5,650,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/34 ........... 6,525,983
6,545,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/37 ........... 7,503,844
2,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,590,332
2,670,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,771,848
2,805,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 2,971,299
2,945,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,176,935
7,425,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/36 ........... 8,656,422
7,795,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/37 ........... 9,090,018

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Florida (continued)
$ 8,185,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/38 ........... $ 9,504,307
4,720,000 State of Florida Lottery Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/27 ........... 4,988,978
57,779,966
Georgia — 1.4%
18,480,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/44 ........... 18,296,148
9,280,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... 10,130,611
12,890,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... 14,047,112
5,500,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 5,742,722
10,000,000 State of Georgia Current Refunding
GO, Series C,
5.00%, 01/01/31 ........... 11,300,171
59,516,764
Hawaii — 2.3%
10,000,000 City & County of Honolulu Transit
Improvements GO, Series E,
5.00%, 03/01/29 ........... 10,908,939
2,000,000 State of Hawaii Airports System
Current Refunding Revenue
Bonds, Series E,
1.71%, 07/01/26 ........... 1,894,597
10,000,000 State of Hawaii Airports System
Refunding Revenue Bonds, Series
D,
5.00%, 07/01/33 ........... 11,053,244
6,015,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/34 ........... 6,408,616
10,350,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 11,127,360
Principal
Amount Value
Hawaii (continued)
$ 6,235,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/32 ........... $ 6,678,265
4,165,000 State of Hawaii Harbor System
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 4,337,174
7,330,000 State of Hawaii Harbor System
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 7,707,150
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4.93%, 10/01/28 ........... 3,082,584
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.06%, 10/01/29 ........... 20,780,732
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.13%, 10/01/30 ........... 5,235,369
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5.15%, 10/01/31 ........... 4,578,818
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.20%, 10/01/32 ........... 2,108,785
95,901,633
Idaho — 0.2%
2,000,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/25 ........... 2,042,256
3,600,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/35 ........... 4,225,240
1,500,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/37 ........... 1,749,954
1,250,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/38 ........... 1,431,991
9,449,441
Illinois — 0.2%
3,000,000 Illinois State Toll Highway Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/41 ........... 3,370,648

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Illinois (continued)
$ 5,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Advance Refunding GO, Series E,
2.53%, 12/01/32 ........... $ 4,280,902
7,651,550
Indiana — 0.1%
5,145,000 Indiana University & College
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/34 ........... 6,032,098
Iowa — 0.6%
2,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/25 ........... 2,294,652
2,075,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 2,161,820
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... 3,614,806
16,125,000 Iowa Finance Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 08/01/34 ........... 19,019,717
27,090,995
Maryland — 5.5%
5,735,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/27 ........... 5,805,846
9,715,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/25 ........... 9,815,341
10,975,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/26 ........... 11,322,453
5,685,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/29 ........... 6,223,417
12,695,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/29 ........... 13,897,322
5,000,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/27 ........... 5,261,514
9,825,000 County of Howard Advance
Refunding GO, Series D,
5.00%, 02/15/27 ........... 10,350,241
Principal
Amount Value
Maryland (continued)
$ 13,515,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/24 ........... $ 13,515,000
13,915,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/36 ........... 15,695,999
1,655,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/25 ........... 1,689,452
5,910,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/26 ........... 6,155,852
7,810,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/29 ........... 8,621,842
3,185,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%, 09/15/25 ........... 3,259,385
15,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 08/01/24 ........... 15,000,000
10,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/30 ........... 11,209,766
15,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/31 ........... 17,085,537
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 10,041,604
6,070,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 08/01/34 ........... 6,883,407
11,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/27 ........... 11,658,058
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 21,604,316
4,855,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/31 ........... 5,387,122
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... 17,066,387
227,549,861

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Massachusetts — 5.4%
$ 3,900,000 City of Boston Public Improvements
GO, Series A,
5.00%, 11/01/31 ........... $ 4,519,883
3,670,000 City of Cambridge School
Improvements GO,
5.00%, 02/15/25 ........... 3,714,209
2,270,000 City of Lowell School Improvements
GO, (State Aid Withholding),
5.00%, 09/01/36 ........... 2,619,564
1,800,000 City of Lowell School Improvements
GO, (State Aid Withholding),
5.00%, 09/01/38 ........... 2,063,741
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 13,462,692
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... 9,761,357
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/29 ........... 11,059,871
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/30 ........... 11,242,612
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/31 ........... 11,405,048
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 10/01/32 ........... 11,569,754
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,029,665
11,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 12,607,047
9,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Bonds, Subseries A-1,
5.00%, 07/01/43 ........... 10,017,172
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/25 ........... 3,537,408
Principal
Amount Value
Massachusetts (continued)
$ 2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/26 ........... $ 2,065,768
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/27 ........... 3,692,568
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/28 ........... 2,692,913
2,160,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/29 ........... 2,372,907
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/30 ........... 2,238,217
2,750,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/31 ........... 3,130,660
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/32 ........... 2,884,938
1,750,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/29 ........... 1,922,494
2,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/30 ........... 2,238,217
3,500,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/33 ........... 4,094,049
1,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/41 ........... 1,119,545
2,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/41 ........... 2,239,090
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/42 ........... 5,466,628

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 4,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/43 ........... $ 4,445,090
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 10,682,775
10,000,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series D,
5.00%, 07/01/47 ........... 10,879,208
15,000,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series T,
5.00%, 03/01/34 ........... 17,437,656
7,500,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5.00%, 02/15/33 ........... 8,735,276
7,500,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5.00%, 02/15/34 ........... 8,857,339
525,000 Massachusetts Health & Educational
Facilities Authority Current
Refunding Revenue Bonds, Series
I,
5.00%, 11/01/24 ........... 527,760
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,521,464
2,500,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/27 ........... 2,655,536
2,160,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/29 ........... 2,381,012
5,715,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/37 ........... 6,729,543
224,620,676
Principal
Amount Value
Michigan — 0.4%
$ 5,110,000 Michigan State University & College
Improvements Revenue Bonds,
Series A,
5.00%, 08/15/32 ........... $ 5,869,761
2,500,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 08/15/24 ........... 2,501,873
6,270,000 State of Michigan Trunk Line Revenue
Bonds,
5.00%, 11/15/36 ........... 7,221,120
15,592,754
Minnesota — 0.9%
2,500,000 Osseo Independent School District No
279 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/25 ........... 2,525,199
5,000,000 Osseo Independent School District No
279 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 5,155,315
7,300,000 Rosemount-Apple Valley-Eagan
Independent School District No
196 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 7,526,760
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 2,918,417
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/25 ........... 10,223,516
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5.00%, 08/01/38 ........... 8,347,288
36,696,495
Missouri — 0.3%
10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/01/33 ........... 11,746,266

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Nebraska — 0.1%
$ 2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5.00%, 12/01/27 ........... $ 2,498,200
2,850,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5.00%, 12/01/31 ........... 3,227,898
5,726,098
Nevada — 0.6%
20,915,000 State of Nevada Public Improvements
GO, Series A,
5.00%, 05/01/36 ........... 24,219,854
New Jersey — 4.9%
7,500,000 Middlesex County Improvement
Authority University & College
Improvements Revenue Bonds,
5.00%, 08/15/53 ........... 8,178,806
1,650,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/24 ........... 1,657,303
1,815,000 New Jersey Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series I,
5.00%, 07/01/34 ........... 1,913,794
6,535,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/25 ........... 6,613,747
5,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/26 ........... 5,168,657
6,665,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/27 ........... 7,030,708
4,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/28 ........... 4,304,525
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 10,548,699
Principal
Amount Value
New Jersey (continued)
$ 10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/32 ........... $ 11,525,897
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5.00%, 03/01/30 ........... 11,158,594
18,800,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5.00%, 03/01/36 ........... 22,068,136
10,000,000 New Jersey Health Care Facilities
Financing Authority Current
Refunding Revenue Bonds, Series
B,
5.00%, 07/01/34 ........... 11,692,612
5,000,000 New Jersey Health Care Facilities
Financing Authority Health Care
Facilities Revenue Bonds, Series
A,
5.00%, 07/01/40 ........... 5,639,748
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5.00%, 09/01/47 ........... 11,040,158
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,578,480
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,105,997
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,572,675
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,333,574

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... $ 1,048,831
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,819,743
4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 4,498,111
3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/29 ........... 4,082,586
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/30 ........... 3,756,150
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/27 ........... 2,910,507
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,619,889
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 4,165,980
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/42 ........... 4,155,201
5,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/44 ........... 5,545,756
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/46 ........... 13,106,521
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 3,271,086
Principal
Amount Value
New Jersey (continued)
$ 3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/33 ........... $ 3,019,464
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,811,700
202,943,635
New York — 12.4%
8,360,000 City of New York Current Refunding
GO, Series A-1,
5.00%, 08/01/30 ........... 9,252,233
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 5,200,077
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 5,376,752
5,000,000 City of New York Current Refunding
GO, Series D,
5.00%, 08/01/25 ........... 5,098,622
15,000,000 City of New York Current Refunding
GO, Series F-2,
5.13%, 08/01/24 ........... 15,000,000
5,000,000 City of New York Public
Improvements GO, Series B-2,
5.37%, 10/01/25 ........... 5,024,459
12,335,000 City of New York Public
Improvements GO, Series B-2,
5.31%, 10/01/27 ........... 12,657,532
10,000,000 City of New York Public
Improvements GO, Series B-3,
5.00%, 09/01/26(c) ......... 10,400,971
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3.66%, 12/01/26 ........... 8,726,467
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4.57%, 04/01/28 ........... 19,935,681
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%, 11/15/31 ........... 2,143,433

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 11/15/27 ........... $ 10,739,800
15,000,000 New York City Transitional Finance
Authority Advance Refunding
Revenue Bonds, Series 2,
5.00%, 11/01/25 ........... 15,008,370
5,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/31 ........... 5,634,641
10,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/32 ........... 11,444,212
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 10,660,449
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds,
5.00%, 02/01/31 ........... 9,381,137
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-2,
4.90%, 02/01/32 ........... 10,143,472
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.00%, 11/01/28 ........... 14,317,841
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.05%, 11/01/29 ........... 15,438,176
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.15%, 11/01/30 ........... 15,549,641
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.25%, 11/01/31 ........... 10,374,992
Principal
Amount Value
New York (continued)
$ 14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.35%, 11/01/32 ........... $ 14,589,250
1,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/25 ........... 1,015,259
1,785,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/26 ........... 1,850,129
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... 2,111,656
7,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/36 ........... 8,027,612
2,500,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/37 ........... 2,861,639
8,560,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series F-1,
5.00%, 02/01/45 ........... 9,457,580
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,034,122
8,000,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5.00%, 03/15/36 ........... 9,170,178
10,000,000 New York State Dormitory Authority
Public Facilities Revenue Bonds,
Series B,
5.11%, 03/15/25 ........... 9,994,051
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28(a) ......... 5,058,634
10,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/32 ........... 10,848,949

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 12,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/29 ........... $ 12,767,723
6,290,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 6,661,833
10,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 10,591,149
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 5,166,558
4,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/29 ........... 4,377,816
14,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series F,
5.29%, 03/15/25 ........... 14,011,035
7,850,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series P,
5.00%, 01/01/25 ........... 7,914,248
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 11,241,020
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27(a) ......... 2,174,449
5,835,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series B,
5.00%, 03/15/25 ........... 5,912,248
11,970,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 09/15/28 ........... 12,976,335
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 11,067,711
Principal
Amount Value
New York (continued)
$ 10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... $ 11,234,785
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 11,385,951
20,000,000 New York State Urban Development
Corp. Transit Improvements
Revenue Bonds, Series A,
5.00%, 03/15/36 ........... 23,085,806
3,500,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... 3,702,124
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... 5,085,571
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... 10,392,626
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 10,523,012
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 7,027,331
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... 11,288,217
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 11,235,908
514,351,473
North Carolina — 2.3%
11,680,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/25 ........... 11,905,917
3,295,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/28 ........... 3,566,073
2,375,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/29 ........... 2,616,561

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 3,000,000 City of Charlotte GO, Series A,
4.75%, 06/01/33 ........... $ 3,061,681
1,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/25 ........... 1,019,342
1,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 1,040,382
1,235,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 1,311,106
1,250,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 1,401,145
1,375,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/35 ........... 1,632,704
2,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/36 ........... 2,360,029
1,750,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/37 ........... 2,062,229
5,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... 5,604,579
5,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds, Series A,
5.00%, 07/01/31 ........... 5,694,825
10,000,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5.00%, 09/01/32 ........... 11,587,510
2,600,000 County of Forsyth School
Improvements GO, Series B,
5.00%, 06/01/30 ........... 2,911,866
11,645,000 County of Mecklenburg GO,
5.00%, 09/01/26 ........... 12,150,327
6,555,000 County of Union School
Improvements GO,
5.00%, 09/01/24 ........... 6,566,046
Principal
Amount Value
North Carolina (continued)
$ 5,995,000 County of Union School
Improvements GO,
5.00%, 09/01/25 ........... $ 6,132,086
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/25 ........... 2,030,369
3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/27 ........... 3,435,761
7,600,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/28 ........... 8,187,999
96,278,537
Ohio — 2.4%
2,635,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/25 ........... 2,691,429
2,000,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/26 ........... 2,084,023
3,000,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/40 ........... 3,451,221
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/26 ........... 1,006,136
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/27 ........... 1,524,296
17,050,000 Ohio State University (The) University
& College Improvements
Revenue Bonds, Series B,
5.00%, 12/01/33 ........... 19,790,668
5,125,000 Ohio State University (The) University
& College Improvements
Revenue Bonds, Series B,
5.00%, 12/01/35 ........... 5,913,621
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%, 06/01/26 ........... 3,115,870
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%, 12/01/24 ........... 10,067,314

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 5,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bonds, Series C,
5.00%, 12/01/33 ........... $ 5,823,480
7,640,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/47 ........... 8,427,550
8,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/33 ........... 9,317,569
3,575,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 06/01/26 ........... 3,713,078
10,000,000 State of Ohio Advance Refunding GO,
Series A,
5.00%, 12/15/24 ........... 10,074,684
6,500,000 State of Ohio Health Care Facilities
Revenue Bonds,
5.00%, 01/01/32 ........... 7,371,424
2,250,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/24 ........... 2,266,804
1,200,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/25 ........... 1,234,222
97,873,389
Oklahoma — 0.2%
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,544,147
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/28 ........... 3,188,079
8,732,226
Oregon — 1.5%
11,960,000 City of Portland OR Sewer System
Revenue Bonds, Series A,
5.00%, 12/01/24 ........... 12,040,191
2,500,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/26 ........... 2,591,743
2,500,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/27 ........... 2,644,179
Principal
Amount Value
Oregon (continued)
$ 2,000,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/28 ........... $ 2,153,181
2,380,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 2,609,475
3,350,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/30 ........... 3,718,240
2,300,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/31 ........... 2,591,478
9,535,000 Multnomah County School
District No 1 Portland School
Improvements GO, (School
Board GTY),
5.00%, 06/15/30 ........... 10,641,755
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%, 05/01/25 ........... 10,509,480
10,110,000 State of Oregon Public Facilities GO,
Series A,
5.00%, 05/01/42 ........... 11,326,299
60,826,021
Pennsylvania — 1.3%
6,700,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/25 ........... 6,850,477
10,000,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/26 ........... 10,427,750
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 7,256,115
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,222,812
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 6,738,496
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 9,271,217

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Pennsylvania (continued)
$ 6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... $ 7,185,619
53,952,486
South Carolina — 0.7%
4,010,000 Darlington County School District
School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,221,895
3,695,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/32 ........... 4,255,819
3,830,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/33 ........... 4,475,310
4,290,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/35 ........... 5,075,159
1,430,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/32 ........... 1,617,260
2,000,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/33 ........... 2,287,962
6,475,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/34 ........... 7,444,255
29,377,660
South Dakota — 0.3%
1,500,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... 1,653,096
7,955,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5.00%, 07/01/31 ........... 8,849,740
10,502,836
Principal
Amount Value
Tennessee — 0.4%
$ 9,820,000 County of Rutherford School
Improvements GO,
5.00%, 04/01/37 ........... $ 11,307,287
3,830,000 Metropolitan Government Nashville
& Davidson County Health
& Educational Facilities Board
Refunding Revenue Bonds,
5.00%, 10/01/35 ........... 4,517,719
2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(a) ......... 2,219,595
18,044,601
Texas — 20.5%
2,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/26 ........... 2,062,041
5,000,000 Austin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/37 ........... 5,789,472
10,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 10,971,794
8,035,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/32 ........... 8,752,596
14,700,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/35 ........... 17,224,456
14,775,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/37 ........... 17,195,232
8,620,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... 9,748,002
10,500,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/34 ........... 11,984,320

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,065,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... $ 1,065,719
2,000,000 City of Austin TX Airport System
Revenue Bonds,
5.00%, 11/15/25 ........... 2,037,905
5,000,000 City of Austin TX Airport System
Revenue Bonds,
5.00%, 11/15/28 ........... 5,295,062
3,890,000 City of Austin TX Water &
Wastewater System Advance
Refunding Revenue Bonds,
5.00%, 11/15/27 ........... 4,151,042
2,185,000 City of Austin TX Water &
Wastewater System Current
Refunding Revenue Bonds,
5.00%, 11/15/30 ........... 2,439,932
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,193,890
5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 5,199,633
5,720,000 Clear Creek Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/34 ........... 6,570,018
8,340,000 Clear Creek Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/37 ........... 9,466,373
9,500,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 9,611,081
6,725,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/41 ........... 7,592,941
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(a) ......... 7,777,909
18,695,000 County of Bexar GO,
5.00%, 06/15/49 ........... 20,326,064
24,425,000 County of Collin Public Facilities GO,
5.00%, 02/15/25 ........... 24,689,601
6,400,000 County of Collin Public Facilities GO,
5.00%, 02/15/26 ........... 6,599,507
Principal
Amount Value
Texas (continued)
$ 6,730,000 County of Collin Public Facilities GO,
5.00%, 02/15/27 ........... $ 7,076,077
9,545,000 County of Collin Public Facilities GO,
5.00%, 02/15/40 ........... 10,728,511
1,000,000 County of Harris Refunding GO,
Series A,
5.00%, 09/15/29 ........... 1,099,300
6,085,000 County of Harris Refunding GO,
Series A,
5.00%, 09/15/33 ........... 7,058,378
5,000,000 County of Harris Refunding GO,
Series A,
5.00%, 09/15/34 ........... 5,871,760
2,225,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... 2,359,296
2,100,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/28 ........... 2,267,184
3,500,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 3,843,703
6,800,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/30 ........... 7,569,484
2,500,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/26 ........... 2,603,732
2,250,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/27 ........... 2,385,805
6,350,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/28 ........... 6,855,531
3,250,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 3,569,153
2,500,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/30 ........... 2,782,898
5,000,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/31 ........... 5,640,844
6,695,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/32 ........... 7,644,154

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 3,000,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/33 ........... $ 3,464,241
10,000,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/30 ........... 11,057,987
2,500,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,526,815
2,500,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/38 ........... 2,847,885
5,000,000 Deer Park Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 5,440,026
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(a) ......... 7,794,702
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,577,144
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 5,741,198
3,750,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/35 ........... 4,347,643
2,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/36 ........... 2,879,460
3,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 3,815,089
6,800,000 Ector County Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 08/15/25 ........... 6,941,012
5,750,000 Ector County Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 08/15/39 ........... 6,493,750
Principal
Amount Value
Texas (continued)
$ 1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... $ 1,502,432
4,545,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 4,548,267
5,000,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 5,102,653
1,525,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/29 ........... 1,673,178
6,625,000 Fort Bend Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/24 ........... 6,629,763
2,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 2,041,061
2,500,000 Fort Worth Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/25 ........... 2,527,889
8,230,000 Georgetown Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 08/15/24 ........... 8,235,786
9,850,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/37 ........... 11,033,667
1,500,000 Harris County Cultural Education
Facilities Finance Corp. Current
Refunding Revenue Bonds, Series
B,
5.00%, 07/01/34 ........... 1,734,395
10,000,000 Houston Higher Education Finance
Corp. University & College
Improvements Revenue Bonds,
5.00%, 05/15/34 ........... 11,700,451
2,500,000 Hurst-Euless-Bedford Independent
School District School
Improvements GO, (PSF-GTD),
5.00%, 08/15/26 ........... 2,601,211
12,635,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/24 ........... 12,635,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... $ 5,254,471
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 5,351,698
5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/28 ........... 5,387,956
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 10,297,174
10,000,000 Lone Star College System University
& College Improvements GO,
Series A,
5.00%, 02/15/25 ........... 10,104,346
2,500,000 Midland Independent School District
School Improvements GO,
(PSF-GTD),
4.00%, 02/15/39 ........... 2,576,487
13,360,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 14,186,610
14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/36 ........... 15,986,327
2,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 2,114,573
2,550,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 2,745,929
1,750,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/29 ........... 1,916,967
Principal
Amount Value
Texas (continued)
$ 2,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... $ 2,224,469
6,575,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/36 ........... 7,653,631
3,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/37 ........... 4,068,745
7,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/40 ........... 8,458,025
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/41 ........... 11,227,677
1,245,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/25 ........... 1,268,286
1,875,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/26 ........... 1,949,648
6,355,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 7,068,250
7,275,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/32 ........... 8,326,139
10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/26 ........... 10,386,726

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/27 ........... $ 6,345,443
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... 7,233,259
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/31 ........... 4,992,312
3,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/32 ........... 4,008,362
5,000,000 Pflugerville Independent School
District School Improvements
GO, Series B, (PSF-GTD),
5.00%, 02/15/35(c) ......... 5,577,861
2,385,000 Prosper Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/40 ........... 2,703,322
2,435,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,504,161
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 1,285,336
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/31 ........... 1,285,336
2,000,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/25 ........... 2,031,228
2,500,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/26 ........... 2,590,716
2,500,000 Sherman Independent School District
School Improvements GO, Series
B, (PSF-GTD),
5.00%, 02/15/36 ........... 2,857,954
Principal
Amount Value
Texas (continued)
$ 9,000,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/26 ........... $ 9,270,771
5,750,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/27 ........... 6,033,800
9,450,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/29 ........... 10,285,639
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%, 08/15/28 ........... 7,466,057
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,218,167
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,706,076
5,000,000 State of Texas Refunding GO, Series B,
1.94%, 10/01/31 ........... 4,263,729
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,276,299
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/28 ........... 5,105,296
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%, 08/01/28 ........... 1,000,000
18,500,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5.00%, 03/01/31 ........... 20,747,922
15,160,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5.00%, 03/01/34 ........... 17,610,861
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 3,333,548
1,500,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/29 ........... 1,640,875

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/32 ........... $ 2,285,033
2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/33 ........... 2,313,888
2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/34 ........... 2,343,797
2,310,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/35 ........... 2,697,794
4,565,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/25 ........... 4,618,036
10,170,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/28 ........... 10,897,894
4,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/29 ........... 4,352,139
4,100,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 4,530,712
1,605,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 1,799,963
10,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 11,370,401
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/33 ........... 8,621,494
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/34 ........... 8,729,859
Principal
Amount Value
Texas (continued)
$ 6,700,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/37 ........... $ 7,685,043
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/30 ........... 19,003,716
15,585,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/31 ........... 17,486,967
16,690,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/32 ........... 18,992,749
5,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/33 ........... 5,766,105
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%, 10/01/26 ........... 4,438,276
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... 2,128,667
5,500,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/38 ........... 6,166,420
4,335,000 Wylie Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/36 ........... 5,007,794
852,158,316
Utah — 0.8%
2,950,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 3,036,809
2,500,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/30 ........... 2,687,444

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Utah (continued)
$ 10,000,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... $ 10,792,356
6,000,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/34 ........... 6,589,733
10,000,000 County of Utah Health Care Facilities
Revenue Bonds,
4.00%, 05/15/41 ........... 10,014,768
33,121,110
Virginia — 3.3%
3,330,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/25 ........... 3,386,324
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... 7,560,136
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/27 ........... 5,288,237
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/29 ........... 5,272,882
7,555,000 County of Loudoun GO, Series A,
(State Aid Withholding),
5.00%, 12/01/25 ........... 7,766,006
10,900,000 Fairfax County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
5.00%, 05/15/32 ........... 12,314,057
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,430,635
16,330,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 16,950,463
4,460,000 Loudoun County Sanitation Authority
Advance Refunding Revenue
Bonds,
5.00%, 01/01/29 ........... 4,492,703
Principal
Amount Value
Virginia (continued)
$ 3,210,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/25 ........... $ 3,243,954
2,755,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/26 ........... 2,837,710
2,750,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/27 ........... 2,890,557
5,725,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/27 ........... 6,013,278
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/28 ........... 5,353,171
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,129,931
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/38 ........... 5,618,571
14,865,000 Virginia Commonwealth
Transportation Board Current
Refunding Revenue Bonds,
5.00%, 05/15/39 ........... 17,030,778
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,175,774
2,645,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/25 ........... 2,698,542
3,475,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/29 ........... 3,834,336
2,280,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/27 ........... 2,397,098

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 3,325,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/28 ........... $ 3,562,264
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5.00%, 11/01/26 ........... 2,092,536
136,339,943
Washington — 6.3%
4,535,000 City of Seattle WA Municipal Light &
Power Revenue Bonds, Series A,
5.00%, 03/01/30 ........... 5,025,593
5,395,000 County of King Refunding GO,
5.00%, 07/01/26 ........... 5,439,595
9,000,000 County of King School District
No 411 Issaquah School
Improvements GO, (School
Board GTY),
5.00%, 12/01/32 ........... 9,565,246
8,000,000 County of King WA Sewer Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 8,610,570
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,397,214
1,500,000 King & Snohomish Counties School
District No 417 Northshore
School Improvements GO,
(School Board GTY),
5.00%, 12/01/39 ........... 1,718,035
2,000,000 King County School District No 403
Renton School Improvements
GO, (School Board GTY),
5.00%, 12/01/24 ........... 2,013,075
5,100,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,237,325
2,270,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/29 ........... 2,510,492
8,560,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/37 ........... 9,903,598
Principal
Amount Value
Washington (continued)
$ 5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5.00%, 12/01/25 ........... $ 5,004,927
6,000,000 Spokane County School District No
81 Spokane School Improvements
GO, (School Board GTY),
5.00%, 12/01/36 ........... 6,826,265
20,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/37 ........... 22,953,862
11,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/38 ........... 12,514,933
5,620,000 State of Washington GO, Series T,
4.74%, 08/01/26 ........... 5,666,205
6,650,000 State of Washington Highway
Improvements GO, Series D,
5.00%, 02/01/43 ........... 6,951,385
15,635,000 State of Washington Refunding GO,
Series R-2015,
5.00%, 07/01/25 ........... 15,686,885
24,710,000 State of Washington School
Improvements GO, Series
2024-A,
5.00%, 08/01/42 ........... 27,553,941
15,000,000 State of Washington School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 16,514,283
15,000,000 State of Washington School
Improvements GO, Series A,
5.00%, 08/01/30 ........... 16,766,563
10,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/39 ........... 11,260,736
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/40 ........... 16,780,532
8,975,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/44 ........... 9,695,177
22,645,000 State of Washington School
Improvements GO, Series C,
Group 1,
5.00%, 02/01/35 ........... 26,327,713
260,924,150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Wisconsin — 2.3%
$ 5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5.00%, 11/01/27 ........... $ 6,100,670
11,000,000 State of Wisconsin Current Refunding
GO, Series 1,
5.00%, 05/01/25 ........... 11,164,563
2,000,000 State of Wisconsin Current Refunding
GO, Series 2024-2,
5.00%, 05/01/26 ........... 2,069,436
2,000,000 State of Wisconsin Current Refunding
GO, Series 2024-2,
5.00%, 05/01/29 ........... 2,190,339
10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29(a) ......... 10,591,209
13,780,000 State of Wisconsin GO, Series A,
5.00%, 05/01/38 ........... 15,544,854
13,310,000 State of Wisconsin Public Facilities
GO, Series A,
5.00%, 05/01/25 ........... 13,509,122
14,975,000 State of Wisconsin Public Facilities
GO, Series A,
5.00%, 05/01/44 ........... 16,706,025
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 9,025,108
7,250,000 Wisconsin Health & Educational
Facilities Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/54(b) ......... 7,474,686
94,376,012
Total Municipal Bonds
(Cost $3,949,224,576)
3,952,442,104
CORPORATE BONDS — 0.9%
United States — 0.9%
1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 1,519,597
5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%, 11/15/25 ........... 4,713,733
8,000,000 Brown University, Series A,
1.91%, 09/01/30 ........... 6,902,926
5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... 4,593,697
Principal
Amount Value
United States (continued)
$ 20,000,000 SSM Health Care Corp.,
4.89%, 06/01/28 ........... $ 20,210,291
Total Corporate Bonds
(Cost $39,703,390)
37,940,244
U.S. GOVERNMENT SECURITIES — 1.5%
U.S. Treasury Notes — 1.5%
18,000,000 4.25%, 10/15/25 ............... 17,924,765
15,000,000 4.63%, 02/28/26 ............... 15,038,672
15,000,000 4.25%, 03/15/27 ............... 15,048,047
15,000,000 4.00%, 02/15/34 ............... 14,936,719
Total U.S. Government Securities
(Cost $62,087,036)
62,948,203
Shares
INVESTMENT COMPANY — 2.6%
106,386,100 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
5.20%(d) ................. 106,386,100
Total Investment Company
(Cost $106,386,100)
106,386,100
TOTAL INVESTMENTS — 100.2%
(Cost $4,157,401,102)
$ 4,159,716,651
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%
(9,802,503)
NET ASSETS — 100.0%
$ 4,149,914,148
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating rate security. Rate shown is the rate in effect as of July 31,
2024.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) The rate shown represents the current yield as of July 31, 2024.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.0% *
Arizona ..................................... 0.8
California ................................... 6.4
Colorado .................................... 1.3
Connecticut ................................. 3.0
Delaware .................................... 2.3
District of Columbia ........................... 2.4
Florida ..................................... 1.4
Georgia ..................................... 1.4
Hawaii ..................................... 2.3
Idaho ...................................... 0.2
Illinois ..................................... 0.2
Indiana ..................................... 0.1
Iowa ....................................... 0.6
Maryland ................................... 5.5
Massachusetts ................................ 5.4
Michigan ................................... 0.4
Minnesota ................................... 0.9
Missouri .................................... 0.3
Nebraska .................................... 0.1
Nevada ..................................... 0.6
New Jersey .................................. 4.9
New York ................................... 12.4
North Carolina ............................... 2.3
Ohio ....................................... 2.4
Oklahoma ................................... 0.2
Oregon ..................................... 1.5
Pennsylvania ................................. 1.3
South Carolina ............................... 0.7
South Dakota ................................ 0.3
Tennessee ................................... 0.4
Texas ....................................... 20.5
Utah ....................................... 0.8
Virginia .................................... 3.3
Washington .................................. 6.3
Wisconsin ................................... 2.3
Other
**
..................................... 4.8
100.0%
* Represents less than 0.01% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.